Trade receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade receivables.
Schedule of trade receivables

	As at December 31,

	2018	2019
	RMB’000	RMB’000
Trade receivables	274,166	738,004
Less: impairment loss allowance	(3,636)	(27,881)
	270,530	710,123

Schedule of movement in impairment loss allowance

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	—	(3,636)
Additions	—	—	(26,651)
Acquisition of subsidiary	—	(3,651)	(1,207)
Reversal	—	15	531
Write-off	—	—	3,082
End of the year	—	(3,636)	(27,881)